Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014 Property, Plant and Equipment Table [Member]	Dec. 31, 2013 Property, Plant and Equipment Table [Member]
Equipment (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]	As of March 31, 2014, the property, plant and equipment is being reflected net of accumulated deprec

March 31,	2014
Machinery and equipment	$3,901,137
Leasehold improvements	7,641
Accumulated depreciation	(409,276)
3,499,502
Construction in process	3,718,097
Total property, plant and equipment	$7,217,599
As of December 31, 2013 and 2012, the property, plant and equipment is being reflected net of accumulated depreciation as $5,515,183 and $685,406, respectively.

December 31,	2013	2012
Machinery and equipment	$3,719,344	$756,047
Leasehold improvements	7,641	-
Accumulated depreciation	(328,803)	(70,641)
	3,398,182	685,406
Construction in process	2,117,001	-
Total property, plant and equipment	$5,515,183	$685,406